SHARE BASED LIABILITIES (Notes)	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangements [Abstract]
SHARE BASED LIABILITIES
19. SHARE BASED PAYMENT LIABILITIES

The Company has a deferred share unit plan ("DSU Plan") for non-executive directors of the Company, which provides a cash payment, common shares, or a combination thereof on the date when a director ceases to be a director. The Company assumed phantom share units that were previously granted to Australian employees of Newmarket Gold Inc. as a result of a business combination that closed on November 30, 2016. Each phantom share unit entitles the holder to a cash payment on exercise based on market value of the Company's shares on the date of exercise less the strike price of the phantom share unit.

Changes in the number of DSUs and phantom share units outstanding during the years ending December 31, 2018 and 2017 are as follows:

	Year ended December 31, 2018		Year ended December 31, 2017
	DSUs	Phantom share units	DSUs	Phantom share units
Balance at beginning of year	131,006	95,000	40,356	185,037
Granted	39,522	—	103,600	—
Redeemed	—	(35,625)	(12,950)	(90,037)
Cancelled	—	(23,750)	—	—
Balance, at end of year	170,528	35,625	131,006	95,000

Changes in the share based payment liabilities during the years ending December 31, 2018 and 2017 are as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Opening liability	$2,116	$436
Share based payment expense	2,564	2,222
Redeemed DSUs and phantom share units (cash payments)	(441)	(605)
Foreign currency translation	37	63
Total share based payment liability	$4,276	$2,116
Current portion of share based payment liability	$4,276	$1,898
Long term share based payment liability	$—	$218